Basis of preparation and accounting policies (Policies)	6 Months Ended
Jun. 30, 2025
Disclosure Of Basis Of Preparation And Significant Accounting Policies [Abstract]
Future accounting developments	Future accounting developments
There are a number of new accounting pronouncements issued by the IASB with an effective date of
1 January 2027. This includes IFRS 18 Presentation and Disclosure in Financial Statements which replaces IAS 1
Presentation of Financial Statements and IFRS 19 Subsidiaries without Public Accountability: Disclosures. The impact of these standards is being assessed and they have not yet been endorsed for use in the UK.
The IASB has issued its annual improvements and a number of amendments to the IFRS Accounting Standards effective 1 January 2026, including Amendments to IFRS 9 Financial Instruments and Amendments to IFRS 7
Financial Instruments Disclosure. These improvements and amendments are not expected to have a significant impact on the Group.

Related party transactions	Related party transactions
The Group has had no significant related party transactions during the half-year to 30 June 2025. Related party transactions for the half-year to 30 June 2025 are similar in nature to those for the year ended 31 December 2024.
Full details of the Group’s related party transactions for the year ended 31 December 2024 can be found in the
Group’s 2024 annual report on Form 20-F.